Property, Plant and Equipment - Summary of assets subject to operating leases (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	$ 1,555,589.1		$ 1,352,377.4
Additions	835,406.3		525,720.7	$ 564,283.0
Ending balance	1,975,118.7	$ 71,201.1	1,555,589.1	1,352,377.4
Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	1,003.2		63.5
Ending balance	4.7		1,003.2	63.5
Cost [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	1,426.6		562.6	562.6
Transfers to assets subject to operating leases	(1,479.1)		(23.1)
Transfers from assets subject to operating leases	244.6		1,199.0
Disposals or retirements			(311.9)
Ending balance	192.1		1,426.6	562.6
Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	423.4		499.1	474.9
Additions	147.6		35.7	24.2
Transfers to assets subject to operating leases	(451.9)		(8.2)
Transfers from assets subject to operating leases	68.3		202.6
Disposals or retirements			(305.8)
Ending balance	187.4		423.4	499.1
Buildings [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	26.2		63.5
Ending balance	4.7		26.2	63.5
Buildings [member] | Cost [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	227.6		562.6	562.6
Transfers to assets subject to operating leases	(35.5)		(23.1)
Disposals or retirements			(311.9)
Ending balance	192.1		227.6	562.6
Buildings [member] | Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	201.4		499.1	474.9
Additions	1.1		16.3	24.2
Transfers to assets subject to operating leases	(15.1)		(8.2)
Disposals or retirements			(305.8)
Ending balance	187.4		201.4	$ 499.1
Machinery and equipment [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	977.0
Ending balance			977.0
Machinery and equipment [member] | Cost [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	1,199.0
Transfers to assets subject to operating leases	(1,443.6)
Transfers from assets subject to operating leases	244.6		1,199.0
Ending balance			1,199.0
Machinery and equipment [member] | Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	222.0
Additions	146.5		19.4
Transfers to assets subject to operating leases	(436.8)
Transfers from assets subject to operating leases	$ 68.3		202.6
Ending balance			$ 222.0